UNITED STATES
                           SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C. 20549

                                SEC File Number 0-50190

                                     Cusip No. (Applied for)


                                    FORM 12b-25
                              NOTIFICATION OF LATE FILING

(Check One): [X] Form 10-K   [ ] Form 20-F   [ ] Form 11-K  [ ] Form 10-Q
             [ ]Form N-SAR

                  For Period Ended: October 31, 2003

             [ ] Transition Report on Form 10-K
             [ ] Transition Report on Form 20-F
             [ ] Transition Report on Form 11-K
             [ ] Transition Report on Form 10-Q
             [ ] Transition Report on Form N-SAR
                  For the Transition Period Ended: _______________

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Read Instruction (on back page) Before Preparing Form. Please Print or Type. Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.
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If notification relates to a portion of the filing checked above, identify the Items(s) to which the notification relates:______________________________


                        PART I--REGISTRANT INFORMATION

Full name of Registrant:    New Pacific Ventures, Inc.
                          ____________________________

Former Name if Applicable:  N/A
                           ___________________

Address of Principal Executive Office (Street and Number):

         Suite 603-1500 Ostler Court
         ___________________________

City, State and Zip Code:  North Vancouver, British Columbia, Canada V7G 2S2
                           __________________________________________________

                       PART II--RULES 12b-25(b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)

[ ] (a) The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;

[X] (b) The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, 11-K or Form N-SAR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report of transition report on Form 10-Q, or portion thereof will be filed on or before the fifth calendar day following the prescribed due date; and

     (c) The accountant's statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.


                             PART III--NARRATIVE

State below in reasonable detail the reasons why Forms 10-K, 20-F, 11-K, 10-Q, N-SAR, or the transition report or portion thereof, could not be filed within the prescribed time period.

We are in the process of preparing documents needed in completing our Form 10-SB filing and, as a consequence, we were unable to get the information needed by our outside accountant to complete our audit in a timely manner without unreasonable effort and expense to the Company. We are therefore requesting this extension of time.


                                   PART IV
                              OTHER INFORMATION

(1) Name and telephone number of person to contact in regard to this notification:

     Gerry Jardine         (604)             762-5652
     ---------------     -----------     --------------------
         (Name)          (Area Code)       (Telephone Number)

(2) Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If answer is no,
     identify report(s). [X] Yes   [ ] No

(3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion
     thereof? [ ] Yes   [X] No

     If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

                           New Pacific Ventures, Inc
                  ____________________________________________
                  (Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

Date:  February 2, 2004
                                            By: /s/Gerry Jardine
                                               ---------------------------------
                                                   Gerry Jardine
                                                     President

INSTRUCTION: The form may be signed by an executive officer of the registrant or by any other duly authorized representative. The name and title of the person signing the form shall be typed or printed beneath the signature. If the statement is signed on behalf of the registrant by an authorized representative (other than an executive officer), evidence of the representative's authority to sign on behalf of the registrant shall be filed with the form.

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